Property, plant and equipment - Schedule of depreciation recorded on straight-line basis over the expected useful lives of assets (Details)	12 Months Ended
Dec. 31, 2025
Buildings and constructions | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	20 years
Buildings and constructions | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	33 years
Light buildings and constructions | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	3 years
Light buildings and constructions | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	20 years
Production machinery and measuring and test equipment | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	1 year
Production machinery and measuring and test equipment | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	10 years
Other machinery and equipment | Bottom of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	3 years
Other machinery and equipment | Top of range
Property, plant and equipment
Property, plant and equipment, useful lives (in years)	10 years